Share-Based Payments	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Share-based Payments

Note 17. Share-based Payments

a) Executive share and option plan

The establishment of the Omnibus Incentive Plan (OIP) was approved by shareholders at the 2023 annual general meeting. The plan is designed to provide long-term incentives for executives (including directors) to deliver long-term shareholder returns. Participation in the plan is at the board’s discretion and no individual has a contractual right to participate in the plan or to receive any guaranteed benefits. Vesting of awards under the plan is subject to continuous employment.

Set out below are summaries of all listed and unlisted options, including those issued under OIP:

	2026		2025		2024
	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options	Average exercise price per share option (A$)	Number of options

As at 1 July	0.38	8,490,000	0.28	13,506,120	0.27	12,879,720
Granted during the year	0.11	4,000,000	0.14	3,000,000	0.25	1,000,000
Exercised during the year	-	-	-	-	0.12	(200,000)
Forfeited/lapsed during the year	0.54	(4,490,000)	0.12	(8,016,120)	0.18	(173,600)
As at 30 June	0.14	8,000,000	0.38	8,490,000	0.28	13,506,120
Vested and exercisable at 30 June	0.15	5,267,534	0.43	7,153,384	0.28	13,326,632

Share options outstanding at the end of the year have the following expiry date and exercise prices:

		Exercise price		Share options	Share options	Share options
Grant date	Expiry date	(A$ unless stated otherwise)		30 June 2026	30 June 2025	30 June 2024

2019-05-23 (warrants)	2024-05-23	USD	0.125	-	-	-
2019-07-16 (warrants)	2024-07-16	USD	0.125	-	-	116,120
2020-10-29	2024-04-14		0.120	-	-	7,900,000
2020-07-24 (warrants)	2025-07-21	USD	0.5859	-	2,560,000	2,560,000
2021-10-26	2025-10-26		0.250	-	500,000	500,000
2022-06-27	2026-06-27		0.120	-	1,430,000	1,430,000
2023-11-21	2027-11-21		0.250	1,000,000	1,000,000	1,000,000
2024-11-18	2028-06-19		0.130	1,000,000	1,000,000	-
2024-11-18	2028-08-20		0.145	2,000,000	2,000,000	-
2025-11-11	2029-10-03		0.110	4,000,000	-	-

Total				8,000,000	8,490,000	13,506,120

Weighted average remaining contractual life of options outstanding at end of period				2.59	1.58	0.71

(i)	Fair value of options granted

The assessed fair value of options at grant date was determined using the Black-Scholes option pricing model that takes into account the exercise price, term of the option, security price at grant date and expected price volatility of the underlying security, the expected dividend yield, the risk-free interest rate for the term of the security and certain probability assumptions.

The model inputs for options granted under OIP and issued during the year ended June 30, 2026 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2025-11-11	2029-10-03	0.110	4,000,000		0.060	77.46%	0.00%	3.69%	0.0271
			4,000,000	*

*	Options were approved at the Annual General Meeting, held on 11 November 2025 for Jeannette Joughin, Daniel Pollock, Ravi Savarirayan, and Paul Brennan of 1,000,000 each. The option exercise price is $0.110 and they have an expiry date of 3 October 2029.

The model inputs for options granted under OIP and issued during the year ended June 30, 2025 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2024-11-18	2028-06-19	0.130	1,000,000		0.079	75.72%	0.00%	4.15%	0.0350
2024-11-18	2028-08-20	0.145	2,000,000		0.079	74.51%	0.00%	4.15%	0.0334
			3,000,000	*

*	1,000,000 options each granted to Dr. Jeannette Joughin on 19 June 2024, Mr. Daniel Pollock and Prof. Ravi Savarirayan on 20 August 2024 were approved by shareholders at the 2024 annual general meeting held on 18 November 2024.

The model inputs for options granted under OIP and issued during the year ended June 30, 2024 included:

					Share price				Fair value at grant
		Exercise			at grant			Risk- free	date per
		price	No. of		date	Expected	Dividend	interest	option
Grant date	Expiry date	(A$)	options		(A$)	volatility	yield	rate	(A$)

2023-11-21	2027-11-21	0.250	1,000,000		0.080	119.21%	0.00%	4.09%	0.0511
			1,000,000	*

*	1,000,000 options granted to Mr. Paul Brennan on 16 March 2022 were approved by shareholders at the 2023 annual general meeting held on 21 November 2023.

The expected life of the options is deemed to be the same as its contractual life. It is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.

During the year ended 30 June 2026, 2,147,154 performance rights were issued to key management personnel in settlement of their FY25 short-term incentive (STI) entitlements, following each participant’s election to receive performance rights in lieu of a cash bonus.

The number of performance rights issued to each participant was determined by dividing the participant’s approved FY25 STI bonus by A$0.064, being the June 2025 volume weighted average price of the Company’s ordinary shares. The A$0.064 conversion rate determines the number of rights issued and is not the grant date fair value of those rights.

The performance rights have a nil exercise price and were vested and exercisable on issue. No option pricing model has been applied as the rights carry no exercise price and are not subject to market-based vesting conditions. The amount recognised in the share-based payments reserve in respect of these rights was A$137,418.

The model inputs for the performance rights granted under OIP and issued during the year ended June 30, 2025 included:

	Exercise price	No. of	Share price at grant date	Expected	Dividend	Risk - free interest	Fair value at grant date per right
Grant date	(A$)	right	(A$)	Volatility**	yield	rate	(A$)

2024-09-20	-	3,026,651	0.0960	105-115%	0.00%	3.56%	0.0960
2024-09-21	-	1,088,535	0.0960	105-115%	0.00%	3.56%	0.0960
2024-09-25	-	985,883	0.1050	105-115%	0.00%	3.56%	0.1050
		5,101,069

*	Expiry date is four years after the vesting conditions are met
**	There are multiple tranches of performance rights with different expected vesting dates resulting in a range of expected volatility used in the calculation of fair value.

b)	Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period were as follows:

	2026 A$	2025 A$	2024 A$
Options issued under OIP	51,289	64,755	3,299
Performance rights issued under OIP[1]	37,158	239,488	-
	88,447	304,243	3,299

[1]	Performance rights which can be settled in shares, were granted to key management personnel and employees during the years ended June 30, 2026 and 2025. The expense for the year ended 30 June 2026 was $37,158. The performance rights are based on non-market weighted key performance indicators (KPIs) and have been expensed over the service period, based on an estimate of KPIs that are expected to be achieved. The performance rights are expected to vest between one and five years.